Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets after impairment	$ 1.1		$ 1.1
Impairment of long-lived assets	2.8	1.0	4.2	1.5
U.S. RadioShack Company-Operated Stores [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived assets before impairment	3.9		3.9
Fair value of long-lived assets after impairment	1.1		1.1
Impairment of long-lived assets	$ 2.8
U.S. RadioShack Company-Operated Stores [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-adjusted rate of return	15.00%
U.S. RadioShack Company-Operated Stores [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-adjusted rate of return	20.00%
2019 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate of debt instrument	6.75%		6.75%